Borrowings and leases - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes from financing cash flows
Proceeds from third party borrowings, net	€ 1,327	€ 1,008	€ 694
Repayments on third party borrowings	(1,824)	(1,207)	(1,159)
Payments of principal on lease obligations	(162)	(157)	(148)
Interest paid	(236)	(249)	(182)
Dividends paid	(927)	(910)	(841)
Settlement of debt-related cross currency swaps	0	66	69
Other non-cash changes
Commercial papers issued	7,658	10,074	6,810
Commercial papers repayments	7,658	10,074	6,810
Total
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	11,460	11,502	11,902
Changes from financing cash flows
Acquisition of CCBPI		69
Proceeds from third party borrowings, net	1,327	1,008	694
Changes in short-term borrowings	0	0	0
Repayments on third party borrowings	(1,824)	(1,207)	(1,159)
Payments of principal on lease obligations	(162)	(157)	(148)
Interest paid	(236)	(249)	(182)
Dividends paid	(927)	(910)	(841)
Settlement of debt-related cross currency swaps		66	69
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	7	6	5
Lease additions and other non-cash movements	1,340	1,342	1,199
Movement as a result of fair value hedges	3	29	40
Changes in fair values	41	(59)	25
Currency translations	(158)	20	(102)
Reclassifications	0	0	0
Total changes	(589)	(42)	(400)
Ending balance	10,871	11,460	11,502
Current portion of borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,391	1,300	1,336
Changes from financing cash flows
Acquisition of CCBPI		63
Proceeds from third party borrowings, net	39	32	0
Changes in short-term borrowings	0	0	0
Repayments on third party borrowings	(1,824)	(1,207)	(1,159)
Payments of principal on lease obligations	(162)	(157)	(148)
Interest paid	(23)	(21)	(17)
Dividends paid	0	0	0
Settlement of debt-related cross currency swaps		0	0
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	(1)	(1)	0
Lease additions and other non-cash movements	54	53	93
Movement as a result of fair value hedges	7	0	0
Changes in fair values	0	0	0
Currency translations	13	33	(40)
Reclassifications	976	1,296	1,235
Total changes	(921)	91	(36)
Ending balance	470	1,391	1,300
Borrowings, less current portion
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	9,940	10,096	10,571
Changes from financing cash flows
Acquisition of CCBPI		6
Proceeds from third party borrowings, net	1,288	976	694
Changes in short-term borrowings	0	0	0
Repayments on third party borrowings	0	0	0
Payments of principal on lease obligations	0	0	0
Interest paid	0	0	0
Dividends paid	0	0	0
Settlement of debt-related cross currency swaps		0	0
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	8	7	5
Lease additions and other non-cash movements	139	135	98
Movement as a result of fair value hedges	(4)	29	40
Changes in fair values	0	0	0
Currency translations	(171)	(13)	(77)
Reclassifications	(976)	(1,296)	(1,235)
Total changes	284	(156)	(475)
Ending balance	10,224	9,940	10,096
Interest payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	88	73	74
Changes from financing cash flows
Acquisition of CCBPI		0
Proceeds from third party borrowings, net	0	0	0
Changes in short-term borrowings	0	0	0
Repayments on third party borrowings	0	0	0
Payments of principal on lease obligations	0	0	0
Interest paid	(213)	(228)	(165)
Dividends paid	0	0	0
Settlement of debt-related cross currency swaps		0	0
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	0	0	0
Lease additions and other non-cash movements	221	243	164
Movement as a result of fair value hedges	0	0	0
Changes in fair values	0	0	0
Currency translations	0	0	0
Reclassifications	0	0	0
Total changes	8	15	(1)
Ending balance	96	88	73
Derivatives (assets)/ liabilities to hedge borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	35	28	(83)
Changes from financing cash flows
Acquisition of CCBPI		0
Proceeds from third party borrowings, net	0	0	0
Changes in short-term borrowings	0	0	0
Repayments on third party borrowings	0	0	0
Payments of principal on lease obligations	0	0	0
Interest paid	0	0	0
Dividends paid	0	0	0
Settlement of debt-related cross currency swaps		66	69
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	0	0	0
Lease additions and other non-cash movements	0	0	0
Movement as a result of fair value hedges	0	0	0
Changes in fair values	41	(59)	25
Currency translations	0	0	17
Reclassifications	0	0	0
Total changes	41	7	111
Ending balance	76	35	28
Dividend payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	6	5	4
Changes from financing cash flows
Acquisition of CCBPI		0
Proceeds from third party borrowings, net	0	0	0
Changes in short-term borrowings	0	0	0
Repayments on third party borrowings	0	0	0
Payments of principal on lease obligations	0	0	0
Interest paid	0	0	0
Dividends paid	(927)	(910)	(841)
Settlement of debt-related cross currency swaps		0	0
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	0	0	0
Lease additions and other non-cash movements	926	911	844
Movement as a result of fair value hedges	0	0	0
Changes in fair values	0	0	0
Currency translations	0	0	(2)
Reclassifications	0	0	0
Total changes	(1)	1	1
Ending balance	€ 5	€ 6	€ 5